Portfolio of Investments September 30, 2025
NURE
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.1%
APARTMENTS - 47.4%
49,229 American Homes 4 Rent, Class A $ 1,636,864
41,433    (a) Apartment Investment and Management Co, Class A 328,564
8,719 AvalonBay Communities Inc 1,684,249
15,431 Camden Property Trust 1,647,722
5,302 Centerspace 312,288
25,504 Equity Residential 1,650,874
6,371 Essex Property Trust Inc 1,705,262
73,859 Independence Realty Trust Inc 1,210,549
55,971 Invitation Homes Inc 1,641,629
11,874 Mid-America Apartment Communities Inc 1,659,154
6,902 NexPoint Residential Trust Inc 222,382
43,982 UDR Inc 1,638,769
25,698 Veris Residential Inc 390,610
TOTAL APARTMENTS 15,728,916
DIVERSIFIED - 2.5%
27,896 Elme Communities 470,327
25,529 UMH Properties Inc 379,106
TOTAL DIVERSIFIED 849,433
HOTELS - 21.9%
69,738 Apple Hospitality REIT Inc 837,553
64,851 DiamondRock Hospitality Co 516,214
95,491 Host Hotels & Resorts Inc 1,625,257
63,256 Park Hotels & Resorts Inc 700,877
37,519 Pebblebrook Hotel Trust 427,341
47,197 RLJ Lodging Trust 339,818
16,703 Ryman Hospitality Properties Inc 1,496,422
49,563 Service Properties Trust 134,316
33,503 Summit Hotel Properties Inc 183,932
60,109 Sunstone Hotel Investors Inc 563,221
30,306 Xenia Hotels & Resorts Inc 415,798
TOTAL HOTELS 7,240,749
MANUFACTURED HOMES - 10.2%
27,814 Equity LifeStyle Properties Inc 1,688,310
13,081 Sun Communities Inc 1,687,449
TOTAL MANUFACTURED HOMES 3,375,759
SELF-STORAGE - 17.1%
41,250 CubeSmart 1,677,225
11,584 Extra Space Storage Inc 1,632,649
22,339 National Storage Affiliates Trust 675,085
5,818 Public Storage 1,680,529
TOTAL SELF-STORAGE 5,665,488
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $43,799,338) 32,860,345
TOTAL LONG-TERM INVESTMENTS
(Cost $43,799,338) 32,860,345
OTHER ASSETS & LIABILITIES, NET - 0.9% 291,129
NET ASSETS - 100% $ 33,151,474
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments September 30, 2025
(continued)
NURE

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NURE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 32,860,345 $ – $ – $ 32,860,345
Total $ 32,860,345 $ – $ – $ 32,860,345
a

Portfolio of Investments September 30, 2025
NXUS
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
CORPORATE DEBT - 22.1%
FINANCIALS - 12.1%
$ 72,000 (a) 407 International Inc 2.590% 05/25/32 $ 49,315
200,000 Aareal Bank AG 0.250 11/23/27 223,371
55,000 African Development Bank 2.875 03/23/28 65,543
80,000 Asian Infrastructure Investment Bank/The 3.000 02/14/28 95,515
100,000 CaixaBank SA 5.000 07/19/29 124,506
100,000 Deutsche Bank AG 5.375 01/11/29 124,082
60,000 European Financial Stability Facility 3.000 07/10/30 71,928
80,000 European Financial Stability Facility 2.875 05/28/31 95,095
31,000 European Investment Bank 2.250 08/14/28 36,445
35,000 European Investment Bank 0.000 09/28/28 38,497
65,000 European Investment Bank 3.300 05/25/29 42,052
110,000 European Investment Bank 4.550 06/02/33 72,420
100,000 European Investment Bank 2.875 06/18/35 116,559
100,000 Generali 4.250 12/14/47 120,407
75,000 Goldman Sachs Group Inc/The 3.125 07/25/29 95,522
48,000 (b) HSBC Bank Capital Funding Sterling 1 LP 5.844 N/A 67,477
70,000 International Bank for Reconstruction & Development 0.000 04/24/28 77,687
150,000 International Bank for Reconstruction & Development 2.900 02/14/34 176,239
137,000 International Development Association 0.750 09/21/28 167,419
200,000 Kreditanstalt fuer Wiederaufbau 0.000 09/17/30 208,232
80,000 Legal & General Finance PLC 5.875 12/11/31 113,996
200,000 Sumitomo Mitsui Financial Group Inc 0.303 10/28/27 224,969
2,600,000 Swedbank Hypotek AB 3.000 10/29/30 279,685
100,000 Talanx AG 2.250 12/05/47 115,379
180,000 Wells Fargo & Co 2.500 05/02/29 225,979
TOTAL FINANCIALS 3,028,319
INDUSTRIAL - 9.5%
100,000 Abertis Infraestructuras SA 1.125 03/26/28 113,051
68,000 Aegon Ltd 6.125 12/15/31 96,618
135,000 Autostrade per l'Italia SpA 1.625 01/25/28 155,142
150,000 BAT Netherlands Finance BV 3.125 04/07/28 178,644
175,000 Boston Scientific Corp 0.625 12/01/27 197,559
180,000 Comcast Corp 1.500 02/20/29 220,806
100,000 Credit Agricole Assurances SA 2.625 01/29/48 115,874
140,000 Dover Corp 0.750 11/04/27 158,380
125,000 Emirates Telecommunications Group Co PJSC 0.875 05/17/33 122,429
125,000 Highland Holdings Sarl 2.875 11/19/27 147,733
100,000 Imerys SA 1.875 03/31/28 114,919
400,000 Proximus SADP 0.750 11/17/36 357,972
100,000 RCI Banque SA 3.500 01/17/28 118,937
100,000 Volkswagen Bank GmbH 4.375 05/03/28 121,773
130,000 Wabtec Transportation Netherlands BV 1.250 12/03/27 148,077
TOTAL INDUSTRIAL 2,367,914
UTILITY - 0.5%
100,000 Neste Oyj 0.750 03/25/28 111,619
37,000 Ontario Power Generation Inc 2.977 09/13/29 26,378
TOTAL UTILITY 137,997
TOTAL CORPORATE DEBT
(Cost $5,559,522) 5,534,230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 76.3%
GOVERNMENT AGENCY - 2.8%
70,000 (a) Canada Housing Trust No 1 2.650 12/15/28 50,302
60,000 (a) Canada Housing Trust No 1 4.250 12/15/28 45,234
45,000 (a) Canada Housing Trust No 1 3.700 06/15/29 33,482
45,000 (a) Canada Housing Trust No 1 2.450 12/15/31 31,312

Portfolio of Investments September 30, 2025
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY (continued)
$ 95,000 (a) Canada Housing Trust No 1 3.550% 09/15/32 $ 70,147
122,000 (a) Canada Housing Trust No 1 3.650 06/15/33 90,342
150,000 (a) Canada Housing Trust No 1 4.250 03/15/34 115,262
40,000 Free and Hanseatic City of Hamburg 0.000 11/05/35 34,772
120,000 Housing New Zealand Ltd 2.247 10/05/26 69,318
90,000 Queensland Treasury Corp 2.000 08/22/33 49,198
100,000 Region Wallonne Belgium 3.500 03/15/43 106,771
TOTAL GOVERNMENT AGENCY 696,140
SOVEREIGN DEBT - 73.5%
45,000 Australia Government Bond 1.000 11/21/31 25,161
369,000 Australia Government Bond 1.250 05/21/32 206,241
75,000 Australia Government Bond 1.750 11/21/32 42,743
45,000 Australia Government Bond 4.500 04/21/33 30,668
71,000 Australia Government Bond 3.000 11/21/33 43,379
75,000 Australia Government Bond 1.750 06/21/51 26,477
10,000,000 Bonos de la Tesoreria de la Republica en pesos 6.100 04/01/56 10,949
70,000 Bulgaria Government International Bond 0.375 09/23/30 73,330
200,000 Bundesobligation 1.300 10/15/27 231,836
100,000 Bundesobligation 2.400 04/18/30 118,174
1,100,000 Bundesobligation 2.200 10/10/30 1,285,824
250,000 Bundesrepublik Deutschland Bundesanleihe 0.250 08/15/28 279,136
100,000 Bundesrepublik Deutschland Bundesanleihe 2.400 11/15/30 117,977
25,000 Bundesrepublik Deutschland Bundesanleihe 2.600 08/15/34 29,307
525,000 Bundesrepublik Deutschland Bundesanleihe 2.500 02/15/35 608,400
545,000 Bundesrepublik Deutschland Bundesanleihe 2.600 08/15/35 634,410
30,000 Bundesrepublik Deutschland Bundesanleihe 0.000 05/15/36 26,284
30,000 Bundesrepublik Deutschland Bundesanleihe 4.000 01/04/37 39,276
65,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/50 34,540
55,000 Bundesrepublik Deutschland Bundesanleihe 0.000 08/15/52 27,400
30,000 Bundesrepublik Deutschland Bundesanleihe 1.800 08/15/53 25,974
40,000 Bundesrepublik Deutschland Bundesanleihe 1.800 08/15/53 34,565
35,000 Bundesrepublik Deutschland Bundesanleihe 2.500 08/15/54 35,306
240,000 Bundesrepublik Deutschland Bundesanleihe 2.900 08/15/56 261,291
170,000 Canadian Government Bond 2.500 08/01/27 122,245
380,000 Canadian Government Bond 2.750 09/01/30 273,232
90,000 Canadian Government Bond 3.250 12/01/34 65,281
30,000 Canadian Government Bond 2.750 12/01/55 18,144
1,880,000 Czech Republic Government Bond 0.250 02/10/27 86,923
430,000 Czech Republic Government Bond 4.000 04/04/44 18,526
1,349,000 Denmark Government Bond 2.250 11/15/26 213,835
122,000 Denmark Government Bond 0.000 11/15/31 16,825
135,000 Denmark Government Bond 0.000 11/15/31 18,592
245,000 Denmark Government Bond 2.250 11/15/33 38,226
219,000 Denmark Government Bond 2.250 11/15/33 34,205
100,000 Denmark Government Bond 2.250 11/15/35 15,333
114,000 Denmark Government Bond 0.250 11/15/52 9,151
175,000 (a) Finland Government Bond 2.875 04/15/29 209,326
100,000 (a) Finland Government Bond 3.000 09/15/34 117,634
150,000 (a) French Republic Government Bond OAT 2.500 05/25/30 174,954
120,000 (a) French Republic Government Bond OAT 0.000 11/25/30 122,510
100,000 (a) French Republic Government Bond OAT 2.700 02/25/31 116,758
45,000 (a) French Republic Government Bond OAT 0.000 11/25/31 44,241
40,000 (a) French Republic Government Bond OAT 0.000 05/25/32 38,531
30,000 (a) French Republic Government Bond OAT 5.750 10/25/32 41,173
45,000 (a) French Republic Government Bond OAT 2.000 11/25/32 49,166
50,000 (a) French Republic Government Bond OAT 1.250 05/25/34 49,645
30,000 (a) French Republic Government Bond OAT 4.750 04/25/35 39,011
40,000 (a) French Republic Government Bond OAT 3.200 05/25/35 45,989
15,000 (a) French Republic Government Bond OAT 3.500 11/25/35 17,579
45,000 French Republic Government Bond OAT 1.250 05/05/36 42,073
85,000 (a) French Republic Government Bond OAT 1.250 05/25/38 74,817
50,000 (a) French Republic Government Bond OAT 1.750 06/25/39 46,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 75,000 (a) French Republic Government Bond OAT 0.500% 05/25/40 $ 55,128
100,000 (a) French Republic Government Bond OAT 1.500 05/25/50 68,947
150,000 (a) French Republic Government Bond OAT 3.750 05/25/56 157,803
37,000 Government of Newfoundland and Labrador 2.850 06/02/29 26,622
12,270,000 Hungary Government Bond 9.500 10/21/26 38,170
10,780,000 Hungary Government Bond 3.000 04/25/41 20,085
60,000 Hungary Government International Bond 0.500 11/18/30 61,603
65,000 Ireland Government Bond 1.700 05/15/37 65,795
300,000 Israel Government Bond - Fixed 3.750 09/30/27 90,449
100,000 Israel Government Bond - Fixed 2.800 11/29/52 22,503
100,000 Italy Buoni Poliennali Del Tesoro 2.800 12/01/28 119,148
100,000 Italy Buoni Poliennali Del Tesoro 4.100 02/01/29 123,622
100,000 Italy Buoni Poliennali Del Tesoro 3.000 08/01/29 119,674
150,000 Italy Buoni Poliennali Del Tesoro 6.000 05/01/31 205,196
60,000 (a) Italy Buoni Poliennali Del Tesoro 1.650 03/01/32 65,083
60,000 Italy Buoni Poliennali Del Tesoro 2.500 12/01/32 67,772
20,000 (a) Italy Buoni Poliennali Del Tesoro 2.450 09/01/33 22,273
60,000 Italy Buoni Poliennali Del Tesoro 4.350 11/01/33 75,925
15,000 (a) Italy Buoni Poliennali Del Tesoro 2.250 09/01/36 15,543
90,000 (a) Italy Buoni Poliennali Del Tesoro 4.000 02/01/37 109,640
15,000 Italy Buoni Poliennali Del Tesoro 1.800 03/01/41 13,261
40,000 (a) Italy Buoni Poliennali Del Tesoro 4.750 09/01/44 51,109
50,000 (a) Italy Buoni Poliennali Del Tesoro 3.850 09/01/49 55,401
50,000 Italy Buoni Poliennali Del Tesoro 2.450 09/01/50 42,578
59,250,000 Japan Government Five Year Bond 1.000 12/20/29 398,187
53,250,000 Japan Government Five Year Bond 1.000 06/20/30 356,736
54,800,000 Japan Government Five Year Bond 1.100 06/20/30 368,804
57,050,000 Japan Government Ten Year Bond 0.100 09/20/30 365,080
50,000,000 Japan Government Thirty Year Bond 2.900 11/20/30 366,120
55,650,000 Japan Government Thirty Year Bond 2.200 09/20/39 380,836
58,300,000 Japan Government Thirty Year Bond 2.300 03/20/40 401,549
157,000,000 Japan Government Thirty Year Bond 0.800 06/20/47 732,978
57,750,000 Japan Government Twenty Year Bond 2.100 03/20/30 406,207
54,150,000 Japan Government Twenty Year Bond 1.600 06/20/30 372,848
45,550,000 Japan Government Twenty Year Bond 1.600 03/20/33 311,496
50,000 (a) Kingdom of Belgium Government Bond 0.900 06/22/29 55,661
15,000 (a) Kingdom of Belgium Government Bond 2.850 10/22/34 17,184
20,000 (a) Kingdom of Belgium Government Bond 5.000 03/28/35 26,959
15,000 (a) Kingdom of Belgium Government Bond 1.900 06/22/38 14,679
368,420,000 Korea Treasury Bond 2.125 06/10/27 260,853
231,420,000 Korea Treasury Bond 1.125 09/10/39 130,979
315,030,000 Korea Treasury Bond 2.750 09/10/45 219,212
100,000 Kuntarahoitus Oyj 0.050 09/10/35 87,009
20,000 Land Berlin 0.150 02/22/36 17,406
105,000 Land Berlin 0.625 08/25/36 94,737
1,807,000 Mexican Bonos 7.750 05/29/31 96,044
1,442,000 Mexican Bonos 8.000 07/31/53 68,395
35,000 (a) Netherlands Government Bond 2.500 07/15/35 39,863
40,000 (a) Netherlands Government Bond 4.000 01/15/37 51,622
55,000 (a) Netherlands Government Bond 0.000 01/15/38 44,465
45,000 (a) Netherlands Government Bond 3.750 01/15/42 56,424
95,000 (a) Netherlands Government Bond 0.000 01/15/52 47,059
130,000 (a) Netherlands Government Bond 2.000 01/15/54 114,200
126,000 New South Wales Treasury Corp 1.750 03/20/34 66,207
100,000 Peru Government Bond 6.850 02/12/42 29,624
31,000 Province of New Brunswick Canada 4.250 08/14/29 23,464
75,000 Province of Ontario Canada 2.700 06/02/29 53,825
43,000 Province of Ontario Canada 2.250 12/02/31 29,387
70,000 Province of Ontario Canada 3.750 06/02/32 51,968
57,000 Province of Ontario Canada 2.650 12/02/50 29,897
90,000 Province of Ontario Canada 4.600 12/02/55 66,458
88,000 Province of Quebec Canada 3.250 09/01/32 63,261

Portfolio of Investments September 30, 2025
(continued)
NXUS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 68,000 Province of Quebec Canada 3.100% 12/01/51 $ 38,542
96,000 Province of Quebec Canada 4.400 12/01/55 68,149
48,000 (a) Queensland Treasury Corp 1.500 08/20/32 26,240
39,000 Regional Municipality of York 2.650 04/18/29 27,898
50,000 (a) Republic of Austria Government Bond 0.500 02/20/29 55,342
25,000 (a) Republic of Austria Government Bond 2.900 02/20/33 29,606
25,000 (a) Republic of Austria Government Bond 2.900 02/20/34 29,375
25,000 (a) Republic of Austria Government Bond 3.150 06/20/44 27,943
20,000 (a) Republic of Austria Government Bond 3.150 10/20/53 21,198
566,000 Republic of Poland Government Bond 2.500 07/25/27 151,358
135,000 Republic of Poland Government Bond 4.000 04/25/47 30,061
90,000 Romania Government Bond 7.200 05/31/27 20,835
160,000 Romania Government Bond 4.250 04/28/36 28,868
85,000 Romanian Government International Bond 1.750 07/13/30 87,717
215,000 Saudi Government International Bond 3.375 03/05/32 255,068
58,000 Singapore Government Bond 2.750 03/01/46 50,824
200,000 Spain Government Bond 2.400 05/31/28 235,935
30,000 (a) Spain Government Bond 1.400 07/30/28 34,443
25,000 (a) Spain Government Bond 5.150 10/31/28 31,851
35,000 Spain Government Bond 6.000 01/31/29 45,948
30,000 (a) Spain Government Bond 1.450 04/30/29 34,162
34,000 Spain Government Bond 3.500 05/31/29 41,475
30,000 (a) Spain Government Bond 0.600 10/31/29 32,750
70,000 (a) Spain Government Bond 0.500 04/30/30 75,156
25,000 (a) Spain Government Bond 1.950 07/30/30 28,592
25,000 (a) Spain Government Bond 1.250 10/31/30 27,509
30,000 (a) Spain Government Bond 0.700 04/30/32 30,835
25,000 Spain Government Bond 5.750 07/30/32 34,669
70,000 (a) Spain Government Bond 2.550 10/31/32 80,551
30,000 (a) Spain Government Bond 2.350 07/30/33 33,733
30,000 (a) Spain Government Bond 3.550 10/31/33 36,562
30,000 (a) Spain Government Bond 3.250 04/30/34 35,664
30,000 (a) Spain Government Bond 3.450 10/31/34 36,098
30,000 (a) Spain Government Bond 3.150 04/30/35 35,114
30,000 (a) Spain Government Bond 1.850 07/30/35 31,279
30,000 (a) Spain Government Bond 4.200 01/31/37 37,957
30,000 (a) Spain Government Bond 0.850 07/30/37 26,442
25,000 (a) Spain Government Bond 3.900 07/30/39 30,335
30,000 (a) Spain Government Bond 1.200 10/31/40 25,275
25,000 (a) Spain Government Bond 4.700 07/30/41 32,873
30,000 (a) Spain Government Bond 1.000 07/30/42 23,279
30,000 (a) Spain Government Bond 2.900 10/31/46 30,431
30,000 (a) Spain Government Bond 2.700 10/31/48 28,818
35,000 (a) Spain Government Bond 1.000 10/31/50 22,062
20,000 (a) Spain Government Bond 4.000 10/31/54 23,145
20,000 (a) Spain Government Bond 3.450 07/30/66 20,168
100,000 State of Hesse 0.750 08/04/36 91,791
10,000 State of North Rhine-Westphalia Germany 0.000 10/12/35 8,689
50,000 State of North Rhine-Westphalia Germany 3.000 03/20/54 51,388
23,000 Swiss Confederation Government Bond 0.000 06/26/34 28,553
60,000 Swiss Confederation Government Bond 1.250 06/27/37 83,970
6,037,000 Thailand Government Bond 2.400 11/17/27 191,077
2,837,000 Thailand Government Bond 2.500 06/17/71 93,762
118,000 Treasury Corp of Victoria 2.250 09/15/33 65,610
110,000 United Kingdom Gilt 0.125 01/31/28 136,148
100,000 United Kingdom Gilt 4.375 03/07/28 135,733
150,000 United Kingdom Gilt 4.500 06/07/28 204,531
98,000 United Kingdom Gilt 1.625 10/22/28 123,497
114,000 United Kingdom Gilt 1.250 10/22/41 88,423
75,000 United Kingdom Gilt 4.500 12/07/42 92,145
55,000 United Kingdom Gilt 4.750 10/22/43 68,887
33,000 United Kingdom Gilt 3.250 01/22/44 33,506

Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 25,000 United Kingdom Gilt 3.750% 07/22/52 $ 25,465
33,000 United Kingdom Gilt 3.750 10/22/53 33,256
40,000 United Kingdom Gilt 4.375 07/31/54 45,054
42,000 United Kingdom Gilt 4.250 12/07/55 46,254
24,000 United Kingdom Gilt 5.375 01/31/56 31,724
42,000 United Kingdom Gilt 1.750 07/22/57 25,081
37,000 United Kingdom Gilt 4.000 01/22/60 38,577
30,000 United Kingdom Gilt 4.000 10/22/63 30,886
30,000 United Kingdom Gilt 2.500 07/22/65 21,384
TOTAL SOVEREIGN DEBT 18,407,144
TOTAL GOVERNMENT RELATED
(Cost $19,118,447) 19,103,284
TOTAL LONG-TERM INVESTMENTS
(Cost $24,677,969) 24,637,514
OTHER ASSETS & LIABILITIES, NET - 1.6% 400,796
NET ASSETS - 100% $ 25,038,310
EUR Euro
GBP Pound Sterling
MXN Mexican Peso
SGD Singapore Dollar
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $3,816,594 or 15.5% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
Forward Foreign Currency Contracts
Currency
Purchased
Notional Amount
(Local Currency)
Currency
Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 431,686 AUD 284,738 ANZ Securities, Inc. 11/03/25 $ (1,499)
$ 7,440,486 EUR 8,799,340 ANZ Securities, Inc. 11/03/25 $ 38,818
$ 223,822 GBP 302,003 ANZ Securities, Inc. 11/03/25 629
$ 124,494 GBP 168,455 ANZ Securities, Inc. 11/03/25 824
$ 6,242,981 THB 196,862 ANZ Securities, Inc. 11/03/25 3,682
$ 3,132,435 THB 98,420 ANZ Securities, Inc. 11/03/25 1,491
$ 661,565,589 JPY 4,497,759 ANZ Securities, Inc. 11/03/25 1,403
$ 887,265 CAD 643,090 ANZ Securities, Inc. 11/03/25 4,349
$ 1,255,803 EUR 1,485,301
Australia and New Zealand Banking Group
Limited 11/03/25 6,702
$ 1,177,415 EUR 1,392,587
Australia and New Zealand Banking Group
Limited 11/03/25 6,284
$ 1,631,369 EUR 1,919,028
Australia and New Zealand Banking Group
Limited 11/03/25 (1,767)
$ 11,969 EUR 10,183
Australia and New Zealand Banking Group
Limited 11/03/25 21
$ 865,294,315 KRW 614,034
Australia and New Zealand Banking Group
Limited 11/03/25 (3,694)
$ 632,486 AUD 418,171 TD Bank Group 11/03/25 (1,210)
$ 10,974,518 CLP 11,540 TD Bank Group 11/03/25 125
$ 2,203,133 CZK 107,405 TD Bank Group 11/03/25 917
$ 20,608,463 HUF 62,289 TD Bank Group 11/03/25 255
$ 3,096,027 MXN 168,261 TD Bank Group 11/03/25 (7)
$ 103,812 PEN 29,594 TD Bank Group 11/03/25 (333)
$ 112,249 PLN 31,130 TD Bank Group 11/03/25 203
$ 552,416 PLN 153,012 TD Bank Group 11/03/25 813
$ 1,274,637 GBP 1,723,657 TD Bank Group 11/03/25 7,370
$ 66,498 SGD 51,975 TD Bank Group 11/03/25 256
$ 89,542 CHF 113,513 TD Bank Group 11/03/25 514
$ 503,761 DKK 79,821 TD Bank Group 11/03/25 335
$ 1,732,394 DKK 274,619 TD Bank Group 11/03/25 1,270
$ 1,172,659 CAD 849,533 TD Bank Group 11/03/25 5,337
$ 2,707,085 SEK 290,995 TD Bank Group 11/03/25 2,528

Portfolio of Investments September 30, 2025
(continued)
NXUS

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
$ 370,489 ILS 112,255 TD Bank Group 11/03/25 $ 104
$ 120,631 NZD 70,825 TD Bank Group 11/03/25 687
$ 220,575 RON 51,077 TD Bank Group 11/03/25 143
ILS 370,489 $ 112,276 TD Bank Group 11/03/25 $ (126)
Total         $76,424
Total unrealized appreciation on forward foreign currency contracts         $85,060
Total unrealized depreciation on forward foreign currency contracts         $(8,636)
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CZK Czech Republic Koruna
DKK Denmark Krone
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
NXUS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 5,534,230 $ – $ 5,534,230
Government Related – 19,103,284 – 19,103,284
Investments in Derivatives:
Forward Foreign Currency Contracts* – 76,424 – 76,424
Total $ – $ 24,713,938 $ – $ 25,005,819
a
* Represents net unrealized appreciation (depreciation).